May 4, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	EquiTrust Variable Insurance Series Fund
      	File No. 033-12791

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under the Act:

1. 	that the form of prospectus dated May 1, 2009 and
	statement of additional information dated May 1, 2009 that would have been filed under Rule 497(b) or (c) would not have differed from the prospectus and statement of additional information contained in the registrant's most recent registration statement; and

2.	that the registrant electronically filed the text of the
	most recent registration statement with the Securities and Exchange Commission via EDGAR on April 29, 2009.

Please contact the undersigned at 515-226-6708 if you have any questions about this filing.

Sincerely,

/s/ Jennifer Morgan

Jennifer Morgan